Subsequent Events (Details) - USD ($)									6 Months Ended	12 Months Ended
	Sep. 23, 2025	Sep. 22, 2025	Aug. 20, 2025	Jul. 22, 2025	Jul. 11, 2025	Apr. 11, 2025	Mar. 20, 2025	Jan. 24, 2025	Jun. 30, 2025	Dec. 31, 2024	Jul. 23, 2025	Mar. 11, 2025	Feb. 11, 2025	Jan. 11, 2025	Jan. 06, 2025	Aug. 30, 2024	Aug. 09, 2024	Jul. 11, 2024	Apr. 02, 2024	Dec. 31, 2023	Dec. 29, 2023
Subsequent Event [Line Items]
Shares authorized									245,000,000	24,500,000
Common stock, shares authorized									200,000,000	160,000,000						200,000,000				160,000,000
Common stock, par or stated value per share									$ 0.00001	$ 0.00001						$ 0.00001
Preferred stock, shares authorized									45,000,000	40,000,000						45,000,000				0
Preferred stock, par or stated value per share									$ 0.00001	$ 0.00001						$ 0.00001
Description of terms of merger consideration									280,500,000 shares of New Semnur Common Stock, which is equal to the quotient of (i) the sum of (A) $2.5 billion plus (B) the product of (1) the aggregate number of shares of Legacy Semnur Common Stock and LegacySemnur Options issued after the date of the Merger Agreement and outstanding immediately prior to the Effective Time multiplied by (y) 1.25 multiplied by (2) $10.00, divided by (ii) $10.00.
Share-Based Payment Arrangement [Member] | 450W42ND MIMA LLC [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, plan modification, description and terms				the Company agreed to instead issue to 450W42ND MIMA, LLC 3.2 million shares of Semnur Common Stock as finder and advisory retainer fees subject to the satisfaction of the terms and conditions contained in the consulting services agreement, as amended.
Share-Based Payment Arrangement [Member] | Wise Orient Investments Limited [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, plan modification, description and terms				the Company agreed to instead issue to Wise Orient Investments Limited 3.2 million shares of Semnur Common Stock as finder and advisory retainer fees subject to the satisfaction of the terms and conditions contained in the consulting services agreement, as amended.
Share-Based Payment Arrangement [Member] | JW Investment Management Company Limited [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, plan modification, description and terms				the Company agreed to instead issue to JW 8.0 million shares of Semnur Common Stock as finder and advisory retainer fees subject to the satisfaction of the terms and conditions contained in the consulting services agreement, as amended.
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares authorized											78,500,000
Common stock, shares authorized											740,000,000
Common stock, par or stated value per share											$ 0.00001
Preferred stock, shares authorized											45,000,000
Preferred stock, par or stated value per share											$ 0.00001
Subsequent Event [Member] | New Semnur Series a Preferred Stock [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Business acquisition, equity interest issued or issuable, number of shares		423,606
Subsequent Event [Member] | New Semnur Common Stock [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Business acquisition, equity interest issued or issuable, number of shares		542,361
Subsequent Event [Member] | SCILEX [Member]
Subsequent Event [Line Items]
Debt conversion, original debt, amount		$ 54,236,058,000
Debt conversion, converted instrument, shares issued		5,423,606
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, issued for services				10,000,000
Subsequent Event [Member] | New Semnur Common Stock [Member] | PIPE Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction			1,250,000
Sale of stock, consideration received per transaction			$ 16,000
Sale of stock, consideration received on transaction			$ 20,000,000
Subsequent Event [Member] | New Semnur Common Stock [Member] | Bitcoin Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction	6,250,000
Sale of stock, consideration received per transaction	$ 16,000
Subsequent Event [Member] | Share-Based Payment Arrangement [Member] | 450W42ND MIMA LLC [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, plan modification, description and terms				the Company agreed to instead issue to 450W42ND MIMA, LLC 3.2 million shares of Semnur Common Stock as finder and advisory retainer fees subject to the satisfaction of the terms and conditions contained in the consulting services agreement, as amended.
Subsequent Event [Member] | Share-Based Payment Arrangement [Member] | Wise Orient Investments Limited [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, plan modification, description and terms				the Company agreed to instead issue to Wise Orient Investments Limited 3.2 million shares of Semnur Common Stock as finder and advisory retainer fees subject to the satisfaction of the terms and conditions contained in the consulting services agreement, as amended.
Subsequent Event [Member] | Share-Based Payment Arrangement [Member] | JW Investment Management Company Limited [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, plan modification, description and terms				the Company agreed to instead issue to JW 8.0 million shares of Semnur Common Stock as finder and advisory retainer fees subject to the satisfaction of the terms and conditions contained in the consulting services agreement, as amended.
Extension Scilex Convertible Promissory Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Deposits												$ 45,191
Denali Capital Acquisition Corp [Member]
Subsequent Event [Line Items]
Deposits									$ 123,107	$ 75,292				$ 45,191			$ 2,624	$ 300,000
Maximum limit amount								$ 2,000,000											$ 1,200,000		$ 1,000,000
Preferred stock, shares authorized									1,000,000	1,000,000										1,000,000
Preferred stock, par or stated value per share									$ 0.0001	$ 0.0001										$ 0.0001
Sale of stock, consideration received on transaction									$ 2,500,000,000	$ 2,500,000,000
Denali Capital Acquisition Corp [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Deposits						$ 1,750
Principal amount								591,800
Maximum limit amount								$ 2,000,000
Percentage of redeemed							100.00%
Trust account to payment					$ 1,750	$ 8,600,000
Redemption Price Per Shares					$ 1	$ 12.17
Denali Capital Acquisition Corp [Member] | Extension Scilex Convertible Promissory Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Deposits						$ 1,750						$ 45,191	$ 45,191		$ 45,191